Other Receivables, net parenthethical (Parentheticals) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mini-Vacations and Sampler Programs revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	$ 419	$ 427	$ 0
THE Club dues receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	13,788	15,034	12,329
Owner maintenance fees for St Maarten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	2,887	2,993	2,610
Hospitality and Management Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	812	1,210	1,027
The Club conversion receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Other Receivables, Current	$ 245	$ 249	$ 253